OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2020
OTHER CURRENT ASSETS, NET
OTHER CURRENT ASSETS, NET

4.     OTHER CURRENT ASSETS, NET

Other current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Capitalized listing expense	9,764	—	—
Tax recoverable	1,574	1,649	253
Others	1,455	1,753	268
	12,793	3,402	521
Allowance for doubtful accounts	(3)	(99)	(15)
Total	12,790	3,303	506

Movement in the allowances for doubtful debts were as follows:

	Years ended December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of year	36	3	—
Additional provision	117	96	15
Write-offs	(150)	—	—
Balance at end of year	3	99	15